Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Computation of Basic Earnings per Share
The following table sets forth the computation of basic earnings per share for the years ended December 31, 2017, 2018 and 2019:

	For the years ended December 31,
	2017		2018		2019
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
Earnings per share – basic:
Numerator:
Allocation of net income attributable to Qudian Inc. for basic computation	1,077,159,077	1,087,299,743	1,994,976,030	496,340,183	2,520,194,155	362,003,240	744,093,770	106,882,382
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding – basic	62.90	63.49	255.19	63.49	215.04	215.04	63.49	63.49
Denominator used for basic earnings per share	62.90	63.49	255.19	63.49	215.04	215.04	63.49	63.49
Earnings per share – basic	17.13	17.13	7.82	7.82	11.72	1.68	11.72	1.68

Computation of Diluted Earnings per Share
The following table sets forth the computation of diluted earnings per share for the years ended December 31, 2017, 2018 and 2019:

	For the years ended December 31,
	2017		2018		2019
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
Earnings per share – diluted:
Numerator:
Interest charges applicable to the Convertible Senior Notes	—	—	—	—	18,876,619	2,711,457	5,057,670	726,489
Allocation of net income attributable to Qudian Inc. for diluted computation	1,714,215,136	450,243,684	2,000,018,251	491,297,962	2,574,495,457	369,803,134	689,792,468	99,082,488
Reallocation of net income attributable to Qudian Inc. as a result of conversion of Class B to Class A shares	450,243,684	—	491,297,962	—	694,850,138	99,808,977	—	—

Allocation of net income attributable to Qudian Inc	2,164,458,820	450,243,684	2,491,316,213	491,297,962	3,288,222,214	472,323,568	694,850,138	99,808,977
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding– basic	62.90	63.49	255.19	63.49	215.04	215.04	63.49	63.49
Dilutive effect of preferred shares	177.36	—	—	—	—	—	—	—
Conversion of Class B to Class A ordinary shares	63.49	—	63.49	—	63.49	63.49	—	—
Adjustments for dilutive share options	1.47	—	3.28	—	3.45	3.45	—	—
Conversion of the Convertible Senior Notes to Class A ordinary share	—	—	—	—	18.48	18.48	—	—

Denominator used for diluted earnings per share	305.22	63.49	321.96	63.49	300.46	300.46	63.49	63.49
Earnings per share – diluted	7.09	7.09	7.74	7.74	10.94	1.57	10.94	1.57

Computation of Basic and Diluted Earnings per Share
The following table sets forth the computation of basic and diluted earnings per ADS for the years ended December 31, 2018 and 2019:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
	Class A	Class A	Class A	Class A
Earnings per share – ADS:
Denominator used for earnings per ADS – basic	41.44	113.82	184.70	184.70
Denominator used for earnings per ADS – diluted	41.44	114.99	199.24	199.24
Earnings per ADS – basic	17.13	7.82	11.72	1.68

Earnings per ADS – diluted	7.09	7.74	10.94	1.57